Regulatory Matters (Details) $ in Millions, $ in Millions	1 Months Ended		6 Months Ended
	Jun. 30, 2018 USD ($)	Jan. 31, 2018	Jun. 30, 2018 USD ($)	Jun. 30, 2018 CAD ($)	Dec. 31, 2017 CAD ($)
Public Utilities, General Disclosures [Line Items]
Regulatory liability				$ 3,577	$ 3,446
ITC | Minimum
Public Utilities, General Disclosures [Line Items]
Independence incentive adders included in transmission rates			0.50%
ITC | Maximum
Public Utilities, General Disclosures [Line Items]
Independence incentive adders included in transmission rates			1.00%
Central Hudson
Public Utilities, General Disclosures [Line Items]
Rate plan period	3 years
ROE	8.80%
Central Hudson | Year 1
Public Utilities, General Disclosures [Line Items]
Common equity ratio	48.00%
Central Hudson | Year 2
Public Utilities, General Disclosures [Line Items]
Common equity ratio	49.00%
Central Hudson | Year 3
Public Utilities, General Disclosures [Line Items]
Common equity ratio	50.00%
Central Hudson | Minimum
Public Utilities, General Disclosures [Line Items]
Earnings in excess of (basis points)	0.50%
Central Hudson | Maximum
Public Utilities, General Disclosures [Line Items]
Earnings in excess of (basis points)	1.00%
FortisAlberta
Public Utilities, General Disclosures [Line Items]
Increase in distribution component of rates		5.50%
Estimated amounts to be returned to customers | UNS Energy
Public Utilities, General Disclosures [Line Items]
Regulatory liability	$ 8		$ 8	10
Estimated amounts to be returned to customers | Central Hudson
Public Utilities, General Disclosures [Line Items]
Regulatory liability	$ 10		$ 10	$ 14